CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Jun. 30, 2014	$ 492,058	$ 58		$ 173,765	$ 23,288	$ 252,351	$ 39,013	$ 488,475	$ 3,583
Balance (in shares) at Jun. 30, 2014		57,554,824
Share-based compensation	2,492	$ 0		2,492	0	0	0	2,492	0
Issuance of ordinary shares upon exercise of options	1,280	$ 0	[1]	1,280	0	0	0	1,280	0
Issuance of ordinary shares upon exercise of options (in shares)		142,500
Exercise of share-based compensation on restricted shares issued to directors	0	$ 0	[1]	0	0	0	0	0	0
Exercise of share-based compensation on restricted shares issued to directors (in shares)		12,500
Issuance of Incentive Shares and Premium Shares for Bond Group	15,231	$ 0	[1]	15,231	0	0	0	15,231	0
Issuance of Incentive Shares and Premium Shares for Bond Group (in shares)		648,697
Net income for the year	99,187	$ 0		0	0	96,527	0	96,527	2,660
Appropriations to statutory reserves	0	0		0	7,137	(7,137)	0	0	0
Dividend paid	(23,300)	0		0	0	(23,300)	0	(23,300)	0
Other	(177)	0		0	(177)	0	0	(177)
Translation adjustments	(1,386)	0		0	0	0	(1,428)	(1,428)	42
Balance at Jun. 30, 2015	585,385	$ 58		192,768	30,248	318,441	37,585	579,100	6,285
Balance (in shares) at Jun. 30, 2015		58,358,521
Share-based compensation	3,860	$ 0		3,860	0	0	0	3,860	0
Issuance of ordinary shares upon exercise of options	5,441	$ 1		5,440	0	0	0	5,441	0
Issuance of ordinary shares upon exercise of options (in shares)		612,000
Issuance of Incentive Shares and Premium Shares for Bond Group	13,336	$ 1		13,335	0	0	0	13,336	0
Issuance of Incentive Shares and Premium Shares for Bond Group (in shares)		627,578
Net income for the year	123,504	$ 0		0	0	118,471	0	118,471	5,033
Appropriations to statutory reserves	0	0		0	6,285	(6,285)	0	0	0
Translation adjustments	(48,841)	0		0	0	0	(46,052)	(46,052)	(2,789)
Balance at Jun. 30, 2016	682,685	$ 60		215,403	36,533	430,627	(8,467)	674,156	8,529
Balance (in shares) at Jun. 30, 2016		59,598,099
Share-based compensation	464	$ 0		464	0	0	0	464	0
Issuance of ordinary shares upon exercise of options	6,322	$ 0	[1]	6,322				6,322	0
Issuance of ordinary shares upon exercise of options (in shares)		744,000
Net income for the year	68,969	$ 0		0		68,944	0	68,944	25
Appropriations to statutory reserves		0		0	4,993	(4,993)	0	0
Dividend paid	(11,975)	0		0	0	(11,975)	0	(11,975)	0
Deconsolidation of a subsidiary	(8,497)	0		0	(396)	396	0	0	(8,497)
Translation adjustments	(14,428)	0		0	0		(14,392)	(14,392)	(36)
Balance at Jun. 30, 2017	$ 723,540	$ 60		$ 222,189	$ 41,130	$ 482,999	$ (22,859)	$ 723,519	$ 21
Balance (in shares) at Jun. 30, 2017		60,342,099

[1]	The share capital increase for the issuance of ordinary shares upon exercise of options, restricted share and Incentive and Premium Shares for Bond are less than $1.